Goodwill and Other Intangibles (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Goodwill by Segment

Goodwill by Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail[1]	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2018	$2,403	$13,973	$160	$16,536
Additions	432	–	–	432

Foreign currency translation adjustments and other	1	7	–	8

Carrying amount of goodwill as at October 31, 2019	$2,836	$13,980	$160	$16,976

Foreign currency translation adjustments and other	10	162	–	172
Carrying amount of goodwill as at October 31, 2020[2]	$2,846	$14,142	$160	$17,148

Pre-tax discount rates
2019	9.7–11.0%	9.6–11.8%	12.7%
2020	9.7–11.0	9.2–11.8	12.7

[1]	Goodwill predominantly relates to U.S. personal and commercial banking.
[2]	Accumulated impairment as at October 31, 2020 and October 31, 2019 was nil.

Summary of Other Intangibles

The following table presents details of other intangibles as at October 31, 2020 and October 31, 2019.

Other Intangibles

(millions of Canadian dollars)	Core deposit intangibles	Credit card related intangibles	Internally generated software	Other software	Other intangibles	Total
Cost
As at November 1, 2018	$2,575	$759	$2,760	$300	$586	$6,980
Additions	–	83	541	63	163	850
Disposals	–	–	(40)	–	–	(40)
Fully amortized intangibles	–	–	(322)	(79)	–	(401)

Foreign currency translation adjustments and other	1	–	(12)	11	(6)	(6)

As at October 31, 2019	$2,576	$842	$2,927	$295	$743	$7,383
Additions	–	–	327	44	41	412
Disposals	–	–	(55)	(25)	–	(80)
Fully amortized intangibles	–	–	(391)	(37)	–	(428)

Foreign currency translation adjustments and other	30	2	26	1	6	65
As at October 31, 2020	$2,606	$844	$2,834	$278	$790	$7,352

Amortization and impairment
As at November 1, 2018	$2,404	$542	$1,031	$184	$360	$4,521
Disposals	–	–	(14)	–	–	(14)
Impairment losses	–	–	4	–	1	5
Amortization charge for the year	76	86	474	82	58	776
Fully amortized intangibles	–	–	(322)	(79)	–	(401)

Foreign currency translation adjustments and other	1	–	(6)	4	(6)	(7)

As at October 31, 2019	$2,481	$628	$1,167	$191	$413	$4,880
Disposals	–	–	(32)	(25)	–	(57)
Impairment losses	–	–	4	–	13	17
Amortization charge for the year	54	60	528	73	66	781
Fully amortized intangibles	–	–	(391)	(37)	–	(428)

Foreign currency translation adjustments and other	28	2	(1)	2	3	34
As at October 31, 2020	$2,563	$690	$1,275	$204	$495	$5,227
Net Book Value:
As at October 31, 2019	$95	$214	$1,760	$104	$330	$2,503
As at October 31, 2020	43	154	1,559	74	295	2,125